Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	EQ ADVISORS TRUST
Prospectus Date	rr_ProspectusDate	Apr. 11, 2014
Document Creation Date	dei_DocumentCreationDate	Jan. 16, 2015